Employee Future Benefits - Schedule of Net Benefit Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	$ 84	$ 76
Interest costs	114	115
Expected return on plan assets	(162)	(151)
Amortization of actuarial losses	48	45
Amortization of past service credits/plan amendments	0	0
Regulatory adjustments	(1)	2
Net benefit cost	83	87
OPEB Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	31	27
Interest costs	23	25
Expected return on plan assets	(16)	(14)
Amortization of actuarial losses	0	2
Amortization of past service credits/plan amendments	(10)	(12)
Regulatory adjustments	6	4
Net benefit cost	$ 34	$ 32